Annual Fund Operating Expenses	Jul. 25, 2025
Buffalo Blue Chip Growth Fund | Buffalo Blue Chip Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.12%	[1]
Component2 Other Expenses	0.03%
Expenses (as a percentage of Assets)	0.90%	[2]
Buffalo Blue Chip Growth Fund | Buffalo Blue Chip Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.03%
Expenses (as a percentage of Assets)	0.78%	[2]
Buffalo Early Stage Growth Fund | Buffalo Early Stage Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Component1 Other Expenses	0.03%	[3]
Component2 Other Expenses	0.06%
Expenses (as a percentage of Assets)	1.39%	[4]
Buffalo Early Stage Growth Fund | Buffalo Early Stage Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.06%
Expenses (as a percentage of Assets)	1.36%	[4]
Buffalo Flexible Allocation Fund | Buffalo Flexible Allocation Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.14%	[5]
Component2 Other Expenses	0.01%
Expenses (as a percentage of Assets)	1.00%
Buffalo Flexible Allocation Fund | Buffalo Flexible Allocation Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.01%
Expenses (as a percentage of Assets)	0.86%
Buffalo Growth Fund | Buffalo Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.10%	[6]
Component2 Other Expenses	0.02%
Expenses (as a percentage of Assets)	0.87%
Buffalo Growth Fund | Buffalo Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.02%
Expenses (as a percentage of Assets)	0.77%
Buffalo Growth & Income Fund | Buffalo Growth & Income Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.13%	[7]
Component2 Other Expenses	0.04%
Expenses (as a percentage of Assets)	0.92%	[8]
Buffalo Growth & Income Fund | Buffalo Growth & Income Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.04%
Expenses (as a percentage of Assets)	0.79%	[8]
Buffalo High Yield Fund | Buffalo High Yield Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.02%
Expenses (as a percentage of Assets)	1.02%	[9]
Buffalo High Yield Fund | Buffalo High Yield Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.02%
Expenses (as a percentage of Assets)	0.87%	[9]
Buffalo International Fund | Buffalo International Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.04%
Expenses (as a percentage of Assets)	1.04%	[10]
Buffalo International Fund | Buffalo International Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.04%
Expenses (as a percentage of Assets)	0.89%	[10]
Buffalo Mid Cap Discovery Fund | Buffalo Mid Cap Discovery Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.13%	[11]
Component2 Other Expenses	0.01%
Expenses (as a percentage of Assets)	0.99%
Buffalo Mid Cap Discovery Fund | Buffalo Mid Cap Discovery Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.01%
Expenses (as a percentage of Assets)	0.86%
Buffalo Mid Cap Growth Fund | Buffalo Mid Cap Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.13%	[12]
Component2 Other Expenses	0.03%
Expenses (as a percentage of Assets)	1.01%	[13]
Buffalo Mid Cap Growth Fund | Buffalo Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.03%
Expenses (as a percentage of Assets)	0.88%	[13]
Buffalo Small Cap Growth Fund | Buffalo Small Cap Growth Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.02%	[14]
Component2 Other Expenses	0.02%
Expenses (as a percentage of Assets)	0.89%	[15]
Buffalo Small Cap Growth Fund | Buffalo Small Cap Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.02%
Expenses (as a percentage of Assets)	0.87%	[15]

[1]	Currently, the shareholder servicing plan fee being charged is 0.12% of the Fund’s average daily net assets for Investor Class shares; however, the fee may be increased to 0.15% of the Fund’s average daily net assets for Investor Class shares at any time.
[2]	The Total Annual Fund Operating Expenses for each Class of the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of each Class of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which each Class of the Fund invests.
[3]	Currently, the shareholder servicing plan fee being charged is 0.03% of the Fund’s average daily net assets for Investor Class shares; however, the fee may be increased to 0.15% of the Fund’s average daily net assets for Investor Class shares at any time.
[4]	The Total Annual Fund Operating Expenses for each Class of the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of each Class of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which each Class of the Fund invests.
[5]	Currently, the shareholder servicing plan fee being charged is 0.14% of the Fund’s average daily net assets for Investor Class shares; however, the fee may be increased to 0.15% of the Fund’s average daily net assets for Investor Class shares at any time.
[6]	Currently, the shareholder servicing plan fee being charged is 0.10% of the Fund’s average daily net assets for Investor Class shares; however, the fee may be increased to 0.15% of the Fund’s average daily net assets for Investor Class shares at any time.
[7]	Currently, the shareholder servicing plan fee being charged is 0.13% of the Fund’s average daily net assets for Investor Class shares; however, the fee may be increased to 0.15% of the Fund’s average daily net assets for Investor Class shares at any time.
[8]	The Total Annual Fund Operating Expenses for each Class of the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of each Class of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which each Class of the Fund invests.
[9]	The Total Annual Fund Operating Expenses for each Class of the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of each Class of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which each Class of the Fund invests.
[10]	The Total Annual Fund Operating Expenses for each Class of the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of each Class of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which each Class of the Fund invests.
[11]	Currently, the shareholder servicing plan fee being charged is 0.13% of the Fund’s average daily net assets for Investor Class shares; however, the fee may be increased to 0.15% of the Fund’s average daily net assets for Investor Class shares at any time.
[12]	Currently, the shareholder servicing plan fee being charged is 0.13% of the Fund’s average daily net assets for Investor Class shares; however, the fee may be increased to 0.15% of the Fund’s average daily net assets for Investor Class shares at any time.
[13]	The Total Annual Fund Operating Expenses for each Class of the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of each Class of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which each Class of the Fund invests.
[14]	Currently, the shareholder servicing plan fee being charged is 0.02% of the Fund’s average daily net assets for Investor Class shares; however, the fee may be increased to 0.15% of the Fund’s average daily net assets for Investor Class shares at any time.
[15]	The Total Annual Fund Operating Expenses for each Class of the Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of each Class of the Fund and does not include the amount of the Fund’s proportionate share of the fees and expenses of other investment companies in which each Class of the Fund invests.